Operating Segment and Geographical Information (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Asia Pacific Regions [Member]
Revenues	462,837		742,327	852,062	802,953
Europe [Member]
Revenues	380,062		542,410	466,315	157,552
The United States [Member]
Revenues	90,989		6,486	5,156	6,250